Provision for Legal and Administrative Claims	12 Months Ended
Dec. 31, 2025
Provision for Legal and Administrative Claims [Abstract]
Provision for legal and administrative claims

19. Provision for legal and administrative claims

	December 31, 2025
	Civil Claims	Labor Claims	Tax Claims	Total Claims
Opening balance	8,256	9,228	-	17,484
Constitution	43,899	19,175	211,790	274,864
Reversal	(12,976)	(5,581)	-	(18,557)
Reversal due to payment	(18,940)	(128)	-	(19,068)
Closing balance	20,239	22,694	211,790	254,723

	December 31, 2024
	Civil Claims	Labor Claims	Tax Claims	Total Claims
Opening balance	6,652	4,411	-	11,063
Constitution	14,738	8,785	-	23,523
Reversal	(3,334)	(3,861)	-	(7,195)
Reversal due to payment	(9,800)	(107)	-	(9,907)
Closing balance	8,256	9,228	-	17,484

a)	Civil claims

As of December 31, 2025, the Group recognized provisions of R$ 20,239 (R$ 8,256 as of December 31, 2024) for civil claims, the majority of which are claims by customers of compensation for moral and/or material damages. The amount considered as having a possible risk of loss, where no provision is recognized, totals R$ 0 (R$ 145,496 as of December 31, 2024). The Group estimates that the expected disbursement schedule is 18 months. However, due to the uncertainty in the conclusion of the proceedings, the disbursement occurs according to the development of the claim.

b)	Labor claims

As of December 31, 2025, the Group recognized a labor provision of R$ 22,694 (R$ 9,228 as of December 31, 2024), considered as having a probable risk of loss where the plaintiffs claim the subsidiary conviction, as well as labor indemnities. The amount considered as a possible risk of loss, where no provision is required, is R$ 48,265 (R$ 57,383 as of December 31, 2024). The Group estimates that the expected disbursement schedule is 24 months, however due to the uncertainty in the conclusion of the proceedings, the disbursement occurs according to the development of the claim.

c)	Tax claims

As of December 31, 2025, the Group recognized provisions totaling R$ 211,790 (no amount was provisioned as of December 31, 2024) consisting of R$ 64,334 related to tax contingencies and R$ 147,457 reclassified (R$ 126,966 from labor obligations and R$ 20,491 from taxes payable) to better reflect the status of the claim in light of the current stage of a leading case before the Supreme Court, notwithstanding the favorable decision obtained by PicPay in its own lawsuit; as the Company had already been recognizing the related social security contributions, this reclassification had no impact on the statement of profit or loss, and the provisions recognized refer to tax assessments and ongoing tax disputes assessed as having a probable risk of loss, while contingencies assessed as a possible risk of loss, for which no provision has been recognized, amounted to R$ 133,967 as of December 31, 2025 (R$ 727 as of December 31, 2024).